November 9, 1999

                           New Pacific Fund
                      Class A * Class B * Class C

             Supplement to Prospectus dated March 30, 1999


The following replaces footnote 6 on page 7:

  6 The investment manager has agreed to waive fees and pay expenses from November 9, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 2.00% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

  Fund operating expenses including voluntary expense caps in effect until April 30, 2000

  Class                                A         B         C
  Management fees                  0.00%     0.00%     0.00%
  Distribution and service
  (12b-1 fees                      0.30%     1.00%     1.00%
  Other expenses                   2.00%     2.00%     2.00%
  Total operating expenses         2.30%     3.00%     3.00%



                               November 9, 1999

                      New Pacific Fund Institutional Class

                  Supplement to Prospectus dated March 30, 1999


The following replaces footnote 3 on page 7:

  3 The investment manager has agreed to waive fees and pay expenses from November 9, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 2.00% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses, reflecting the manager's current fee waivers and payments.

  Fund operating expenses including voluntary expense caps in effect until April 30, 2000

  Management fees             0.00%
  Distribution and service
  (12b-1) fees                none
  Other expenses              2.00%
  Total operating expenses    2.00%




                            November 9, 1999

                         Overseas Equity Fund
                     Class A  * Class B  * Class C

             Supplement to Prospectus dated March 1, 1999


  The following replaces footnote 5 on page 4:

  5 The investment manager has agreed to waive fees and pay expenses from November 9, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets.




                            November 9, 1999

                  Overseas Equity Fund Institutional Class

               Supplement to Prospectus dated March 1, 1999


  The following replaces footnote 2 on page 3:

  2 The investment manager has agreed to waive fees and pay expenses from November 9, 1999 through April 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets.